Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [line items]
Schedule of dividends declared and paid

During years 2021 no distribution of dividends was made. The table below presents the dividends declared and paid in 2023 and 2022:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$
2023 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

2022 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

Schedule Of Earning Per Share

Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year. The calculation of profit (loss) per share attributable to the equity holders of the parent for the periods ended December 31 2023, 2022 and 2021 is presented below:

	2023	2022	2021

Profit (loss) for the year (numerator) - US$	19,855,000	602,550,000	(264,075,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	0.08	2.372	(1.040)

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the parent is presented below:

	2023	2022	2021

Profit for the year (numerator) - US$	26,703,000	124,003,000	123,529,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	0.11	0.49	0.49

The calculation of profit (loss) per share from discontinuing operations attributable to the equity holders of the parent is presented below:

	2023	2022	2021

Profit (loss) for the year (numerator) - US$	(6,848,000)	478,547,000	(387,604,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	(0.03)	1.88	(1.53)

Common and investment shares outstanding at the close of the years 2023, 2022 and 2021 was 253,986,867.

Sociedad Minera El Brocal S.A.A
Disclosure of classes of share capital [line items]
Schedule of capital stock structure

As of December 31, 2023, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,273	5.86
From 1.01 to 20.00	1	19.58
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,276	100.00

Capital stock [Member]
Disclosure of classes of share capital [line items]
Schedule of classes of share capital

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

Investment shares [Member]
Disclosure of classes of share capital [line items]
Schedule of classes of share capital

	Number of
	shares	2023	2022
		S/(000)	US$(000)

Investment shares	744,640	2,161	2,161
Treasury investment shares	(472,963)	(1,370)	(1,370)

	271,677	791	791